DISCONTINUED OPERATION (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 16, 2020 USD ($)	Dec. 16, 2020 CNY (¥)
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net (loss) income from discontinued operations, net of tax	$ (6,439,549)	$ (23,834,894)
Gain on sale of discontinued operations, net of taxes	3,164,802
Total loss from discontinued operations	(3,274,747)	(23,834,894)
Discontinued operations held for sale | Hexin E-Commerce
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash consideration			$ 726,781	¥ 5.0
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Net Revenues	545,718	4,520,585
Operating costs and development	8,082,165	24,942,630
(Loss) income from discontinued operations	(7,536,447)	(20,422,045)
Other income (expense), net	1,097,265	365,927
(Loss) income before tax	(6,439,182)	(20,056,118)
Income tax provision	367	3,778,776
Net (loss) income from discontinued operations, net of tax	(6,439,549)	(23,834,894)
Gain on sale of discontinued operations, net of taxes	3,164,802
Total loss from discontinued operations	$ (3,274,747)	$ (23,834,894)